Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Description of Business

Note 1. Description of Business

Soleno Therapeutics, Inc. (formerly known as Capnia, Inc.) (the “Company”) was incorporated in the State of Delaware on August 25, 1999, and is located in Redwood City, California. On May 8, 2017, the Company received stockholder approval to amend the Amended and Restate Certificate of Incorporation of the Company, to change the name of the Company to Soleno Therapeutics, Inc.

On September 2, 2015, the Company established NeoForce, Inc. (“NFI”), a wholly owned subsidiary of the Company and through NFI, acquired substantially all of the assets of an unrelated privately held company NeoForce Group, Inc.(“NeoForce”). NFI markets innovative pulmonary resuscitation solutions for the inpatient and ambulatory neonatal markets. The Company sold NFI in a stock transaction that was completed on July 18, 2017, pursuant to a Stock Purchase Agreement with Neoforce Holdings, Inc. a wholly-owned subsidiary of Flexicare Medical Limited, a privately-held United Kingdom company (see Note 5).

On April 27, 2015, the Company established Capnia UK Limited, a wholly owned foreign subsidiary in the United Kingdom.

On March 7, 2017, the Company completed the merger with Essentialis, Inc., a Delaware corporation, or Essentialis. After the merger, the Company’s primary focus is transitioning to the development and commercialization of novel therapeutics for the treatment of rare diseases. Essentialis was a privately held, clinical stage biotechnology company focused on the development of breakthrough medicines for the treatment of rare metabolic diseases where there is increased mortality and risk of cardiovascular and endocrine complications. Prior to the merger, Essentialis’s efforts were focused primarily on developing and testing product candidates that target the ATP-sensitive potassium channel, a metabolically regulated membrane protein whose modulation has the potential to impact a wide range of rare metabolic, cardiovascular, and central nervous system diseases. Essentialis has tested Diazoxide Choline Controlled Release, or DCCR, tablets as a treatment for Prader-Willi syndrome, or PWS, a complex metabolic/neurobehavioral disorder.

In May of 2017 the Company had a scientific advice meeting with the U. S. Food and Drug Administration, or FDA . The FDA supported change in hyperphagia score (without a change in weight) compared to placebo as the primary endpoint for the planned Phase III study. The dosing paradigm proposed for the Phase III study was acceptable. The FDA proposed and the Company agreed that the duration of the randomized double-blind placebo controlled study should be shorter (3-4 months). Safety information about DCCR could be obtained in a long-term, safety extension study. There was agreement on several other aspects of the study and the overall development program, and additional regulatory input is being sought on others.

On June 1, 2017, the Company established Capnia, Inc. (“Capnia”), a wholly owned subsidiary of the Company.

The Company, through its wholly owned subsidiary Capnia, continues to sell the CoSense® End-Tidal Carbon Monoxide (ETCO) Monitor, or CoSense, which measures ETCO and aids in the detection of excessive hemolysis, a condition in which red blood cells degrade rapidly. When present in neonates with jaundice, excessive hemolysis is a dangerous condition which can lead to adverse neurological outcomes. CoSense is 510(k) cleared for sale in the U.S. and received CE Mark certification for sale in the E.U.

Following the merger with Essentialis, the Company initiated a comprehensive review of strategic alternatives for the legacy products and product candidates, CoSense® ETCO Monitor, and its portfolio of innovative pulmonary resuscitation solutions for the neonatal market. The Company may also license elements of its Sensalyze Technology Platform to other companies that have complementary development or commercial capabilities (see Note 5).

On October 6, 2017, the Company effected a one-for-five (1:5) reverse stock split of its then outstanding Common Stock and, accordingly, all common share and per share data are retrospectively restated to give effect of the split for all periods presented herein (see Note 14).

The Company’s current research and development efforts are primarily focused on advancing its lead candidate, DCCR tablets, for the treatment of PWS into late-stage clinical development.

Note 1. Description of Business

Soleno Therapeutics, Inc. (formerly known as Capnia, Inc.) (the “Company” or “Soleno”) was incorporated in the State of Delaware on August 25, 1999, and is located in Redwood City, California. The Company develops and commercializes neonatology devices and diagnostics. The Company also has a therapeutics platform based on its proprietary technology for precision metering of gas flow.

On September 2, 2015, the Company established NeoForce, Inc. (“NFI”), a wholly owned subsidiary incorporated in the State of Delaware. On September 8, 2015, NFI, acquired substantially all of the assets of an unrelated privately held company NeoForce Group, Inc. (“NeoForce”) in exchange for an upfront cash payment of $1.0 million and royalties on future sales. NeoForce develops innovative pulmonary resuscitation solutions for the inpatient and ambulatory neonatal markets that the Company is now marketing through NFI.

On April 27, 2015, the Company established Capnia UK Limited, a wholly owned foreign subsidiary in the United Kingdom. The functional currency of the U.K. subsidiary is the British pound. There have been no significant activities for this entity to date.

The Company’s most recent product to launch commercially utilizing precision metering of gas flow technology is Serenz® Allergy Relief, or Serenz, which has a CE Mark certification for sale in the European Union (“E.U.”) Serenz is a proprietary handheld device that delivers non-inhaled CO2 topically to the nasal mucosa. Serenz is used only when needed, and does not need to be used on a scheduled basis. Pilot commercial sales of Serenz began in the U.K. and Ireland in the second quarter of 2016.

The Company also sells CoSense®, which aids in diagnosis of excessive hemolysis, a condition in which red blood cells degrade rapidly. When present in neonates with jaundice, hemolysis is a dangerous condition which can lead to adverse neurological outcomes. CoSense has 510(k) clearance for sale in the U.S. with a specific Indication for Use related to hemolysis issued, and has received CE Mark certification for sale in the E.U. CoSense is commercially available in the U.S. In addition, the Company is applying its research and development efforts to additional diagnostic products based on its Sensalyze Technology Platform, a portfolio of proprietary methods and devices which enables CoSense and can be applied to detect a variety of analytes in exhaled breath and other products for the neonatology market.